Note 16 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain on derivative instruments, net	$ 1,549	$ (5,228)
Bunker Swap Agreements [Member]
Gain on derivative instruments, net	2,899	735
EUA Futures [Member]
Gain on derivative instruments, net	(72)	(1)
Forward Freight Agreements (“FFAs”) [Member]
Gain on derivative instruments, net	(1,047)	(5,962)
Forward Freight Agreements (“FFAs”) Put Options [Member]
Gain on derivative instruments, net	15	0
Euro/U.S. Dollar Currency Options [Member]
Gain on derivative instruments, net	$ (246)	$ 0